Fees Summary	Jul. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 271,881,672.37
Previously Paid Amount	34,498.13
Total Fee Amount	37,546.86
Total Offset Amount	0.00
Net Fee	$ 3,048.73
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A